UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-2993

                      (Investment Company Act File Number)


                         Edward Jones Money Market Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


               Date of Reporting Period:  Quarter ended 11/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS

EDWARD JONES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      GOVERNMENT AGENCIES--22.4%
  $ 2,720,500,000   1 Federal Home Loan Bank System Floating Rate Notes, 4.678% - 5.496%, 12/5/2007 - 2/26/2008     $  2,720,727,827
      828,510,000     Federal Home Loan Bank System Notes, 4.500% - 5.250%, 4/11/2008 - 11/28/2008                       828,391,814
      193,895,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.890% - 5.010%, 1/7/2008 - 3/3/2008              192,271,456
      120,500,000     Federal Home Loan Mortgage Corp. Notes, 5.295% - 5.750%, 12/5/2007 - 4/15/2008                     120,582,286
      282,500,000   2 Federal National Mortgage Association Discount Notes, 4.905% - 5.045%, 2/29/2008 -                 276,631,186
                      5/30/2008
      250,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.038%, 12/28/2007                      249,990,154
       72,000,000     Federal National Mortgage Association Notes, 5.300%, 1/8/2008                                       71,999,649
                          TOTAL GOVERNMENT AGENCIES                                                                    4,460,594,372
                      REPURCHASE AGREEMENTS-76.5%
    1,000,000,000     Interest in $1,500,000,000 joint repurchase agreement 4.65%, dated 11/30/2007 under which        1,000,000,000
                      ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $1,500,581,250 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,541,022,502.
      504,049,000     Interest in $2,766,000,000 joint repurchase agreement 3.11%, dated 11/30/2007 under which          504,049,000
                      BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $2,766,716,855 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,822,051,743.
      220,000,000   3 Interest in $500,000,000 joint repurchase agreement 4.64%, dated 11/7/2007 under which BNP         220,000,000
                      Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $503,866,667 on 1/7/2008. The market value of the underlying securities at the end of the period was $512,872,120.
      352,000,000   3 Interest in $750,000,000 joint repurchase agreement 4.65% dated 11/19/2007 under which BNP         352,000,000
                      Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 12/1/2037 for $755,812,500 on 1/18/2008. The market value of the underlying securities at the end of the period was $769,458,836.
      525,000,000   3 Interest in $1,235,000,000 joint repurchase agreement 4.57%, dated 11/1/2007 under which           525,000,000
                      Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2039 for $1,244,406,583 on 12/31/2007. The market value of the underlying securities at the end of the period was $1,275,377,987.
      235,000,000   3 Interest in $500,000,000 joint repurchase agreement 4.60%, dated 11/2/2007 under which             235,000,000
                      Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2037 for $502,683,333 on 12/17/2007. The market value of the underlying securities at the end of the period was $515,440,574.
    2,000,000,000     Interest in $3,000,000,000 joint repurchase agreement 4.63%, dated 11/30/2007 under which        2,000,000,000
                      Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $3,001,157,500 on 12/3/2007. The market value of the underlying securities at the end of the period was $3,081,006,674.
    1,200,000,000     Interest in $4,000,000,000 joint repurchase agreement 4.63%, dated 11/30/2007 under which        1,200,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2047 for $4,001,543,333 on 12/3/2007. The market value of the underlying securities at the end of the period was $4,113,762,999.
      170,000,000   3 Interest in $295,000,000 joint repurchase agreement 5.173%, dated 4/11/2007 under which            170,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $310,429,909 on 4/10/2008. The market value of the underlying securities at the end of the period was $304,175,700.
    1,000,000,000     Interest in $2,500,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which        1,000,000,000
                      Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 11/25/2037 for $2,500,966,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,575,001,899.
    1,000,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which        1,000,000,000
                      Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2037 for $2,000,773,333 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,054,792,733.
    1,000,000,000     Interest in $1,450,000,000 joint repurchase agreement 4.63%, dated 11/30/2007 under which        1,000,000,000
                      Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/24/2042 for $1,450,559,458 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,537,257,894.
    1,000,000,000     Interest in $1,600,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which        1,000,000,000
                      Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $1,600,618,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,648,004,858.
      490,000,000   3 Interest in $1,000,000,000 joint repurchase agreement 4.65%, dated 11/13/2007 under which          490,000,000
                      Credit Suisse First Boston Corp. will repurchase a U.S. Treasury security and U.S.
                      Government Agency securities with various maturities to 10/25/2037 for $1,003,616,667 on
                      12/12/2007. The market value of the underlying securities at the end of the period was $
                      1,032,677,027.
    1,000,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.63%, dated 11/30/2007 under which        1,000,000,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $2,000,771,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,814,120,756.
      600,000,000     Interest in $4,000,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which          600,000,000
                      ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2047 for $4,001,546,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $4,082,707,771.
      374,000,000   3 Interest in $750,000,000 joint repurchase agreement 4.73%, dated 11/20/2007 under which            374,000,000
                      ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 2/25/2045 for $754,335,833 on 1/4/2008. The market value of the underlying securities at the end of the period was $767,004,012.
      400,000,000     Interest in $3,285,000,000 joint repurchase agreement 3.10%, dated 11/30/2007 under which          400,000,000
                      Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $3,285,848,625 on 12/3/2007. The market value of the underlying securities at the end of the period was $3,350,704,498.
      500,000,000     Interest in $1,042,809,000 joint repurchase agreement 4.63%, dated 11/30/2007 under which          500,000,000
                      Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $1,043,211,350 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,063,666,210.
    1,000,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which        1,000,000,000
                      Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 5/25/2037 for $2,000,773,333 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,051,504,241.
      225,000,000   3 Interest in $500,000,000 joint repurchase agreement 4.74%, dated 11/28/2007 under which            225,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency with various maturities to
                      7/25/2037 for $504,015,833 on 1/28/2008. The market value of the underlying securities at the end of the period was $515,138,804.
      360,000,000   3 Interest in $765,000,000 joint repurchase agreement 4.78%, dated 10/16/2007 under which            360,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/15/2037 for $774,141,750 on 1/15/2008. The market value of the underlying securities at the end of the period was $792,554,092.
       76,000,000   3 Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which             76,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $154,856,456 on 5/27/2008. The market value of the underlying securities at the end of the period was $155,503,848.
                          TOTAL REPURCHASE AGREEMENTS                                                                 15,231,049,000
                          TOTAL INVESTMENTS - 98.9%                                                                   19,691,643,372
                          (AT AMORTIZED COST)4
                          OTHER ASSETS AND LIABILITIES - NET - 1.1%                                                      221,457,985
                          TOTAL NET ASSETS - 100%                                                                   $ 19,913,101,357

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  EDWARD JONES MONEY MARKET FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008